Accounts Receivable - Schedule of Account Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 239,174		¥ 221,639
Allowance for credit losses (Note2(j))	(18,304)		(7,081)
Accounts receivable, net	¥ 220,870	$ 31,584	¥ 214,558